SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 5 - SEGMENT INFORMATION:

a.
Segment information:

The Chief Executive Officer ("CEO") is the Company’s chief operating decision-maker ("CODM"). Management has determined that there are two operating segments, based on the Company's organizational structure, its business activities and information reviewed by the CODM for the purposes of allocating resources and assessing performance.

Nutrition.  This segment develops and manufactures nutritional ingredients for infant formula and dietary supplements, which are tailored to the special needs of the nutrition industry.  These ingredients include InFat, a proprietary, clinically-proven infant formula fat ingredient that more closely resembles human breast milk fat to facilitate healthy infant development and premium phospholipids-based bioactive ingredients for nutritional supplements.  The best-selling bioactive ingredient for nutritional supplements is krill oil, which is a premium Omega-3 bound to phospholipids.  Other nutritional ingredients for dietary supplements are targeted at improving brain health and providing benefits in memory, learning abilities and concentration.

The Nutrition Segment includes the results of Advanced Lipids and other activities performed at the Company level.  For accounting purposes, the results of Advanced Lipids are recorded using the equity method of accounting.  For management purposes, the results of Advanced Lipids are analyzed based on proportionate consolidation, which represents the Company's share (50%) of the gross results of Advanced Lipids.

VAYA Pharma.  This segment develops, manufactures and sells branded lipid-based medical foods for the dietary management of medical disorders and common diseases.  This is a research-based, specialty pharmaceutical segment, which currently offers medical foods products for the cardiovascular and neurological markets.

The CODM assesses the performance based on a measure of "Adjusted EBITDA" (earnings before financial expenses, tax, depreciation and amortization and excluding share-based compensation expenses and other unusual income or expenses).

The measure of assets has not been disclosed for each segment as it is not provided to the CODM.

   Segment data for the year ended December 31, 2016 is as follows:

	Nutrition	VAYA Pharma	Total	Elimination***	Consolidated
	U.S. dollars in thousands

Net revenues from external customers	$49,658	$11,214	$60,872	$(13,176)	$47,696
Cost of revenues*	27,847	2,382	30,229	(12,660)	17,569
Gross profit*	21,811	8,832	30,643	(516)	30,127
Operating expenses**	11,581	17,591	29,172		29,172
Depreciation and amortization	2,237	490	2,727
Adjusted EBITDA	$12,467	$(8,269)
Share-based compensation expense					2,580
Business development related expenses					554
Provision for bad debt related to payment intermediator					935
Operating loss					$(3,114)
Financial income - net					257
Loss before taxes on income					$(2,857)

*	Including depreciation and amortization but excluding share-based compensation expense.
**	Including depreciation and amortization but excluding share-based compensation expense, business development related expenses and a provision for bad debt related to payment intermediator.
*** Representing the change from proportionate consolidation to the equity method of accounting.

   Segment data for the year ended December 31, 2015 is as follows:

	Nutrition	VAYA Pharma	Total	Elimination**	Consolidated
	U.S. dollars in thousands

Net revenues from external customers	$54,163	$8,471	$62,634	$(12,243)	$50,391
Cost of revenues*	29,686	1,506	31,192	(11,665)	19,527
Gross profit*	24,477	6,965	31,442	(578)	30,864
Operating expenses*	12,704	10,356	23,060	(3)	23,057
Depreciation and amortization	2,127	200	2,327
Adjusted EBITDA	$13,900	$(3,191)
Share-based compensation expense					1,633
Operating Income					$6,174
Financial income - net					471
Income before taxes on income					$6,645

*	Including depreciation and amortization but excluding share-based compensation expense.
**   Representing the change from proportionate consolidation to the equity method of accounting.

   Segment data for the year ended December 31, 2014 is as follows:

	Nutrition	VAYA Pharma	Total	Elimination***	Consolidated
	U.S. dollars in thousands
Net revenues from external customers	$55,815	$5,641	$61,456	$(14,353)	$47,103
Cost of revenues*	30,605	1,435	32,040	(13,775)	18,265
Gross profit*	25,210	4,206	29,416	(578)	28,838
Operating expenses**	13,347	6,957	20,304	(3)	20,301
Depreciation and amortization	2,112	196	2,308
Adjusted EBITDA	$13,975	$(2,555)
Secondary offering expenses					393
Share-based compensation expense					852
Operating Income					$7,292
Financial expenses - net					499
Income before taxes on income					$7,791

*	Including depreciation and amortization but excluding share-based compensation expense.
**	Including depreciation and amortization but excluding share-based compensation expense and Secondary offering expenses.
***  Representing the change from proportionate consolidation to the equity method of accounting.

b.	Entity wide information:

1)	Net revenues by geographic location were as follows:

	Year ended December 31
	2016	2015	2014
	U.S. dollars in thousands
America (*)	$25,267	$29,635	$25,810
Europe	10,146	10,071	10,395
Australia	3,285	2,188	2,388
Asia (**)	7,749	7,173	7,019
Israel	1,249	1,324	1,491
Total revenues	$47,696	$50,391	$47,103

(*)    including net revenues to the United States of America of $22,789,ooo, $25,826,000 and $20,614,000 for the years ended December 31, 2016, 2015 and 2014, respectively.
(**)  including net revenues to China of $5,911,000, $5,480,000 and $4,860,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

2)	Substantially all of the Company's long lived assets are located in Israel.

3)	Revenues from sales of four products, which exceed 10% of total revenues, are as follows:

	Year ended December 31
	2016	2015	2014
	U.S. dollars in thousands
Krill oil (Nutrition Segment)	$11,058	$17,776	$19,131
Enzyme for the production of InFat (Nutrition Segment), see Note 4	$15,139	$13,950	$13,280
Vayarin (VAYA Pharma Segment)	$9,030	$6,395	$4,203
Line of PS products (Nutrition Segment)	$10,015	$9,999	$8,385

4)	Net revenues from single customers out of the Nutrition Segment that exceed 10% of total net revenues in the relevant year:

	Year ended December 31
	2016	2015	2014
	U.S. dollars in thousands
Customer A	$1,344	$5,528	$4,173